Segmental analysis (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Segmental analysis
Service revenue	€ 18,544	€ 18,268
Equipment revenue	2,498	2,846
Revenue from contracts with customers	21,042	21,114
Interest income	78	69
Other revenue	819	665
Total segment revenue	21,939	21,848
Adjusted EBITDA	7,105	6,915
Total revenue	21,939	21,848
Europe
Segmental analysis
Service revenue	14,120	13,887
Equipment revenue	1,759	1,946
Revenue from contracts with customers	15,879	15,833
Interest income	74	58
Other revenue	272	202
Total segment revenue	16,225	16,093
Adjusted EBITDA	5,348	5,177
Total revenue	16,225	16,093
Germany
Segmental analysis
Service revenue	4,961	4,577
Equipment revenue	495	516
Revenue from contracts with customers	5,456	5,093
Interest income	14	14
Other revenue	120	73
Total segment revenue	5,590	5,180
Adjusted EBITDA	2,352	2,082
Total revenue	5,590	5,180
Italy
Segmental analysis
Service revenue	2,424	2,512
Equipment revenue	256	351
Revenue from contracts with customers	2,680	2,863
Interest income	4
Other revenue	25	35
Total segment revenue	2,709	2,898
Adjusted EBITDA	1,006	1,058
Total revenue	2,709	2,898
UK
Segmental analysis
Service revenue	2,451	2,460
Equipment revenue	598	611
Revenue from contracts with customers	3,049	3,071
Interest income	34	25
Other revenue	68	35
Total segment revenue	3,151	3,131
Adjusted EBITDA	658	675
Total revenue	3,151	3,131
Spain
Segmental analysis
Service revenue	1,966	2,162
Equipment revenue	157	205
Revenue from contracts with customers	2,123	2,367
Interest income	13	9
Other revenue	25	33
Total segment revenue	2,161	2,409
Adjusted EBITDA	460	529
Total revenue	2,161	2,409
Other Europe
Segmental analysis
Service revenue	2,392	2,238
Equipment revenue	253	263
Revenue from contracts with customers	2,645	2,501
Interest income	9	10
Other revenue	36	29
Total segment revenue	2,690	2,540
Adjusted EBITDA	872	833
Total revenue	2,690	2,540
Eliminations
Segmental analysis
Service revenue	(74)	(62)
Revenue from contracts with customers	(74)	(62)
Other revenue	(2)	(3)
Total segment revenue	(76)	(65)
Total revenue	(76)	(65)
Rest of the World
Segmental analysis
Service revenue	4,241	4,189
Equipment revenue	715	885
Revenue from contracts with customers	4,956	5,074
Interest income	4	9
Other revenue	125	94
Total segment revenue	5,085	5,177
Adjusted EBITDA	1,774	1,743
Total revenue	5,085	5,177
Vodacom
Segmental analysis
Service revenue	2,217	2,199
Equipment revenue	416	431
Revenue from contracts with customers	2,633	2,630
Interest income	2	6
Other revenue	99	82
Total segment revenue	2,734	2,718
Adjusted EBITDA	1,019	1,070
Total revenue	2,734	2,718
Other Markets
Segmental analysis
Service revenue	2,024	1,990
Equipment revenue	299	454
Revenue from contracts with customers	2,323	2,444
Interest income	2	3
Other revenue	26	12
Total segment revenue	2,351	2,459
Adjusted EBITDA	755	673
Total revenue	2,351	2,459
Common Functions
Segmental analysis
Service revenue	240	246
Equipment revenue	24	15
Revenue from contracts with customers	264	261
Interest income		2
Other revenue	523	475
Total segment revenue	787	738
Adjusted EBITDA	(17)	(5)
Total revenue	787	738
Eliminations
Segmental analysis
Service revenue	(57)	(54)
Revenue from contracts with customers	(57)	(54)
Other revenue	(101)	(106)
Total segment revenue	(158)	(160)
Total revenue	€ (158)	(160)
Changes due to revision
Segmental analysis
Service revenue		(172)
Equipment revenue		170
Revenue from contracts with customers		(2)
Other revenue		54
Total segment revenue		52
Adjusted EBITDA		42
Total revenue		52
Changes due to revision | Europe
Segmental analysis
Equipment revenue		1
Changes due to revision | Germany
Segmental analysis
Service revenue		(9)
Equipment revenue		73
Revenue from contracts with customers		64
Total segment revenue		64
Total revenue		64
Changes due to revision | UK
Segmental analysis
Service revenue		(94)
Equipment revenue		94
Changes due to revision | Other Europe
Segmental analysis
Service revenue		(15)
Revenue from contracts with customers		(14)
Other revenue		1
Total segment revenue		(13)
Total revenue		(13)
Changes due to revision | Common Functions
Segmental analysis
Service revenue		(54)
Equipment revenue		2
Revenue from contracts with customers		(52)
Other revenue		53
Total segment revenue		1
Total revenue		€ 1